Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 30,455	$ 29,009
Accumulated Depreciation	10,782	10,344
Construction in Progress	932	1,206
Property, plant, and equipment, total	20,605	19,871
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	16,559	15,509
Accumulated Depreciation	5,449	5,162
Construction in Progress	766	989
Property, plant, and equipment, total	11,876	11,336
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	10,580	10,213
Accumulated Depreciation	3,561	3,513
Construction in Progress	75	149
Property, plant, and equipment, total	7,094	6,849
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,121	1,088
Accumulated Depreciation	804	742
Construction in Progress	33	22
Property, plant, and equipment, total	350	368
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,548	1,561
Accumulated Depreciation	893	857
Construction in Progress	58	46
Property, plant, and equipment, total	713	750
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	647	638
Accumulated Depreciation	75	70
Construction in Progress	0	0
Property, plant, and equipment, total	$ 572	$ 568